UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			08-15-11
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $12,912,331
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  3024784 103164517.00 SH   Sole              99821965.00        3342552.00
ASSURED GUARANTY LTD.          COM              G0585R106    23676 1451600.00 SH     Sole               1421300.00          30300.00
BANK OF AMERICA CORP. COM      COM              060505104  1092139 99647755.00 SH    Sole              89834015.00        9813740.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   466974  4022.00 SH       Sole                  4016.00              6.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   729634 9428019.00 SH     Sole               8758850.00         669169.00
BROOKFIELD ASSET MGMT INC CL A COM              112585104   904529 27269500.00 SH    Sole              27269500.00
CIT GROUP INC.                 COM              125581801   859207 19412729.00 SH    Sole              18119129.00        1293600.00
CITIGROUP INC COM              COM              172967424  1098792 26387898.00 SH    Sole              24040730.00        2347168.00
ELI LILLY & CO.                COM              532457108     7844 209000.00 SH      Sole                209000.00
GOLDMAN SACHS GROUP, INC.      COM              38141G104   798853 6002349.00 SH     Sole               5632400.00         369949.00
JEFFERIES GROUP INC NEW COM    COM              472319102    84124 4123711.00 SH     Sole               4078311.00          45400.00
LEUCADIA NATL CORP COM         COM              527288104   638199 18715506.00 SH    Sole              15072674.00        3642832.00
MBIA INC COM                   COM              55262c100   406972 46832270.00 SH    Sole              35659500.00       11172770.00
MORGAN STANLEY COM             COM              617446448   275308 11964700.00 SH    Sole              11964700.00
REGIONS FINANCIAL CORP         COM              7591EP100   768110 123888637.00 SH   Sole             119731804.00        4156833.00
RSC HOLDINGS, INC.             COM              74972L102     1076 90000.00 SH       Sole                                   90000.00
SEARS HLDGS CORP COM           COM              812350106  1170236 16380680.00 SH    Sole              15482773.00         897907.00
ST JOE CO COM                  COM              790148100   538399 26633663.00 SH    Sole              24667602.00        1966061.00
VODAFONE GROUP PLC - ADR       COM              92857W209     7482 280000.00 SH      Sole                280000.00
WINTHROP RLTY TR SH BEN INT NE COM              976391300    15993 1339448.00 SH     Sole               1339448.00

